SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

================================================================================

                             Dated January 31, 2005
                            (as revised July 1, 2005)

Effective September 1, 2005, The Boston Company Small Capitalization Equity Fund (the "Fund") is changing its investment objective to increase the market capitalization range of the Fund's investments to include equity securities of small cap and mid cap U.S. companies. Accordingly, the Fund is also changing its name to "The Boston Company Small/Mid Cap Growth Fund" and its benchmark index from the Russell 2000 Growth Index to the Russell 2500 Growth Index. The attached prospectus reflects these changes.

Through August 31, 2005, the following information regarding the key investments and strategies of the Fund remain in effect:

          The fund invests, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the total market capitalization of the largest company included in the Russell 2000 Growth index. This would correspond to companies with total market capitalizations of less than $2.03 billion as of December 31, 2004. The fund may also invest in equity index futures based primarily on the Russell 2000 Index.

Through August 31, 2005, the following information under the "The Investment Adviser" section on page 17 of the attached prospectus remain in effect:

----------------------------------------------------------------------------------------------------------------------
                 Fund                              Fund managers                Positions during past five years
----------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity Fund         B. Randall Watts, Jr., CFA         Senior Vice President, Randy is a
                                                                            portfolio manager for our US Small Cap
                                                                            Growth and US Small Cap Value Equity
                                                                            strategies.  He also conducts research
                                                                            covering the technology and industrial
                                                                            sectors.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                 Fund                              Fund managers                Positions during past five years
----------------------------------------------------------------------------------------------------------------------
                                         P. Hans Von Der Luft, MBA          Vice President, Hans is a portfolio
                                                                            manager for our US Small Cap Value
                                                                            Equity strategies and a member of the
                                                                            portfolio management team for our US
                                                                            Small Cap Growth strategies. He is
                                                                            responsible for conducting research
                                                                            covering the health care and finance
                                                                            sectors. Prior to 2001, Hans was an
                                                                            equity analyst at McDonald Investments.
----------------------------------------------------------------------------------------------------------------------

Effective on or about September 1, 2005, The Boston Company Small Cap Growth Fund will terminate its Service Class shares, which had been offered through a separate prospectus. As a result, the Small Cap Growth Fund's Institutional Class shares, offered through the attached prospectus, will be the Fund's remaining share class. The attached prospectus reflects these changes.

The Board of Trustees of the Mellon Institutional Funds has amended its Redemption Fee policy. The new policy amends the exemptions that were available under the prior policy, and is effective as of September 1, 2005. Please review the prospectus for more details on the amended Redemption Fee policy.

Through August 31, 2005, the following Redemption Fee policy will remain in effect:

 Redemption    Short-term trading and excessive exchange activity in certain
        Fee    types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
               (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
               Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High
               Yield Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

               The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                  THROUGH AUGUST 31, 2005 FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

               Standish Mellon Opportunistic High Yield Bond Fund
            Standish Mellon Opportunistic Emerging Markets Debt Fund

                               Dated: May 1, 2005

================================================================================

The following information replaces the information about the Opportunistic High Yield Bond Fund in the Average annual total return table on page 5 of the attached prospectus:

---------------------------------------------------------------------------------------------------------
                   Average Annual Total Returns                                   Life of     Inception
                    (as of December 31, 2004)                         1 Year        Fund        Date
---------------------------------------------------------------------------------------------------------
Opportunistic High Yield Bond Fund                                                             4/2/01
---------------------------------------------------------------------------------------------------------
Return Before Taxes                                                    10.84        9.31
--------------------------------------------------------------------------------------------
Return After Taxes on Distributions*                                   6.43         4.31
--------------------------------------------------------------------------------------------
Return After Taxes on Distributions and                                6.84         4.73
Sale of Fund Shares*
--------------------------------------------------------------------------------------------
Merrill Lynch High Yield Constrained Index**                           10.87        9.26
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index**                             10.87        8.90
(reflects no deductions for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The Merrill Lynch Master II High Yield ("ML Master II") Index is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds. Effective July 1, 2005, the fund changed its benchmark from the ML Master II Index to the Merrill Lynch High Yield Constrained ("ML Constrained") Index because the adviser believes the ML Constrained Index is more consistent with the diversification limitations of the fund. The ML Constrained Index is comprised of all of the bonds held in the ML Master II Index, but this index caps single issuer exposure to 2% of the index.

The Board of Trustees of the Mellon Institutional Funds has amended its Redemption Fee policy. The new policy amends the exemptions that were available under the prior policy, and is effective as of September 1, 2005.

Effective September 1, 2005, the following disclosure replaces the information under the heading, "Investment and Account Information - Redemption fee" on page 14 of the above noted prospectus:

Redemption     Short-term trading and excessive exchange activity in certain
       Fee     types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
               (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
               Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High
               Yield Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

               The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

               Certain Retirement Account Activity:
               o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).
               o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.
               o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

               Non-shareholder Directed Activity:
               o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

               Other Activity:
               o  Redemptions of $2,500 or less.
               o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.
               o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

               The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

               While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

For further information, please contact your retirement plan administrator, broker or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

               Mellon Institutional Group of Tax Exempt Bond Funds
                Standish Mellon Intermediate Tax Exempt Bond Fund
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2005

================================================================================

The Board of Trustees of the Mellon Institutional Funds has amended its Redemption Fee policy. The new policy amends the exemptions that were available under the prior policy, and is effective as of September 1, 2005.

Effective September 1, 2005, the following disclosure replaces the information under the heading, "Investment and Account Information - Redemption fee" on page 13 of the above noted prospectus:

Redemption     Short-term trading and excessive exchange activity in certain
       Fee     types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
               (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
               Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High
               Yield Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

               The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

               Certain Retirement Account Activity:
               o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).
               o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.
               o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

               Non-shareholder Directed Activity:
               o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

               Other Activity:
               o  Redemptions of $2,500 or less.
               o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.
               o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

               The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

               While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

For further information, please contact your retirement plan administrator, broker or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

             Mellon Institutional Group of Global Fixed Income Funds
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2005

================================================================================

The Board of Trustees of the Mellon Institutional Funds has amended its Redemption Fee policy. The new policy amends the exemptions that were available under the prior policy, and is effective as of September 1, 2005.

Effective September 1, 2005, the following disclosure replaces the information under the heading, "Investment and Account Information - Redemption fee" on page 18 of the above noted prospectus:

Redemption     Short-term trading and excessive exchange activity in certain
       Fee     types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
               (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
               Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High
               Yield Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

               The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

               Certain Retirement Account Activity:
               o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).
               o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.
               o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

               Non-shareholder Directed Activity:
               o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

               Other Activity:
               o  Redemptions of $2,500 or less.
               o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.
               o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

               The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

               While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

For further information, please contact your retirement plan administrator, broker or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005
                         (as supplemented May 27, 2005)

================================================================================

The following information replaces the information about the High Yield Bond Fund in the Average annual total return table on page 9 of the attached prospectus:

--------------------------------------------------------------------------------------------------------------------
                   Average Annual Total Returns                                             Life of      Inception
                    (as of December 31, 2004)                         1 Year     5 Years      Fund         Date
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                                                                      6/2/97
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                    9.63       7.85        6.37
------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions*                                   6.88       4.42        2.92
------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and                                6.14       4.51        3.20
Sale of Fund Shares*
------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Constrained Index**                          10.87       6.93        6.36
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index**                            10.87       6.68        6.24
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

** The Merrill Lynch Master II High Yield ("ML Master II") Index is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds. Effective July 1, 2005, the fund changed its benchmark from the ML Master II Index to the Merrill Lynch High Yield Constrained ("ML Constrained") Index because the adviser believes the ML Constrained Index is more consistent with the diversification limitations of the fund. The ML Constrained Index is comprised of all of the bonds held in the ML Master II Index, but this index caps single issuer exposure to 2% of the index.

The Board of Trustees of the Mellon Institutional Funds has amended its Redemption Fee policy. The new policy amends the exemptions that were available under the prior policy, and is effective as of September 1, 2005.

Effective September 1, 2005, the following disclosure replaces the information under the heading, "Investment and Account Information - Redemption fee" on page 19 of the above noted prospectus:

Redemption     Short-term trading and excessive exchange activity in certain
       Fee     types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
               (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
               Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High
               Yield Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

               The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

               Certain Retirement Account Activity:
               o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).
               o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.
               o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

               Non-shareholder Directed Activity:
               o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

               Other Activity:
               o  Redemptions of $2,500 or less.
               o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.
               o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

               The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

               While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

For further information, please contact your retirement plan administrator, broker or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated January 31, 2005

================================================================================

Effective September 1, 2005, The Boston Company Small Capitalization Equity Fund is changing its name to The Boston Company Small/Mid Cap Growth Fund. Accordingly, the name Small/Mid Cap Growth Fund replaces all references to the name Small Capitalization Equity Fund in the attached statement of additional information.

Effective September 1, 2005, the following replaces the information located in the second paragraph under the section "Investment Objectives And Policies/Small Cap Equity Fund/Additional Investment Information" for the Fund on page 6 of the attached statement of additional information:

     The fund invests, under normal circumstances, at least 80% of net assets in equity securities of small cap and mid cap U.S. companies. The fund focuses on companies with total market capitalization equal to or less than the total market capitalization of the largest company included in the Russell 2500 Growth Index, which was $7.1 billion as of April 30, 2005. The fund may also invest in equity index futures contracts based primarily on the Russell 2500 Growth Index.

Effective September 1, 2005, the following replaces the information located in the second paragraph under the section "Description of Securities and Related Risks/Specific Risks" on page 13 of the attached statement of additional information:

     Small and Mid Capitalization Stocks. Small Cap Value Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Tax-Sensitive Equity Fund and International Small Cap Fund invest primarily, and Large Cap Core Fund, International Core Equity Fund and World ex-U.S. Value Fund may invest to a lesser extent, in securities of small and mid capitalization companies. Although investments in small and mid capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small and mid-sized companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small and mid capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a fund of securities in order to meet redemptions or otherwise may require the fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2005

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated January 31, 2005
                            (as revised July 1, 2005)

================================================================================

The Board of Trustees of Mellon Institutional Funds Investment Trust has authorized the closure of The Boston Company International Small Cap Fund (the "International Small Cap Fund") for an indefinite period. This closure will be effective as of the close of business on September 30, 2005 (the "Closing Date"). The International Small Cap Fund will continue to sell shares to existing shareholders and permit exchanges from other Mellon Institutional Funds as long as the exchanging shareholder has an existing International Small Cap Fund account (either directly or through a financial intermediary). Shareholders whose accounts have a zero balance on or after the Closing Date will be prohibited from reactivating the account or opening a new account. Investors who do not own shares of the International Small Cap Fund at the Closing Date generally will not be allowed to buy shares of the Fund, except that shares of the Fund will also continue to be sold to:

               o Participants in qualified retirement plans (including pension or profit sharing plans, pension funds, 401(k) plans and other benefit plans) if the plan sponsor includes the Fund as an investment option on September 30, 2005;

               o Certain institutional investors and financial professionals (including investment advisers, broker-dealers, banks and trust companies) who have expressed an interest in investing in the Fund, either for themselves or on behalf of clients, prior to October 1, 2005, if approved by an officer of the Trust; and

               o Certain advisory clients of The Boston Company Asset Management LLC ("TBCAM"), the investment adviser to the Fund, and of its affiliates, upon the request of TBCAM.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The offering of shares will be determined on the basis of the Fund's ability to effectively manage additional assets in accordance with the Fund's investment strategy. Management of the Fund can be affected by the limited availability of small capitalization stocks and changes in related market conditions, among other factors.

For further information, please contact your retirement plan administrator, investment adviser, broker-dealer or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                                                    [LOGO] Mellon
                                                    --------------------------
                                                    Mellon Institutional Funds

                           Mellon Institutional Group
                           of Equity Funds
Prospectus
-------------------------------------------------------------------------------
January 31, 2005
(as revised July 1, 2005)

                           The Boston Company Large Cap Core Fund

                           The Boston Company Small Cap Value Fund

                           The Boston Company Small Cap Growth Fund

                           The Boston Company Small/Mid Cap Growth Fund
                           (formerly The Boston Company Small Capitalization Equity Fund)

                           The Boston Company Small Cap Tax-Sensitive Equity
                           Fund

                           The Boston Company International Core Equity Fund

                           The Boston Company International Small Cap Fund

                           The Boston Company World ex-U.S. Value Fund
                           (formerly The Boston Company International Value Opportunities Fund)


                           The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------
Risk/Return Summary..................................................3
   Who may want to invest............................................3
   Mutual fund risks.................................................3
   Large Cap Core Fund and Small Cap Value Fund......................4
   Small Cap Growth Fund and Small/Mid Cap Growth Fund...............6
   Small Cap Tax-Sensitive Equity Fund...............................8
   International Core Equity Fund and International Small Cap Fund..10
   World ex-U.S. Value Opportunities Fund...........................12

The Funds' Investments and Related Risks............................14

The Investment Adviser..............................................16
   About The Boston Company Asset Management, LLC...................16
   Fund managers....................................................17
   Advisory services and fees.......................................17

Adviser Performance.................................................18
   World ex-U.S. Value Fund Composite Performance...................18

Investment and Account Information..................................19
   How to purchase shares...........................................19
   How to exchange shares...........................................20
   How to redeem shares.............................................20
   Redemption fee...................................................21
   Administrative service fee.......................................21
   Transaction and account policies.................................22
   Valuation of shares..............................................22
   Dividends and distributions......................................22

Fund Details........................................................23
   Tools used to combat short-term trading
   and excessive exchange activity..................................23
   Taxes............................................................24
   Master/feeder structure..........................................24
   The funds' service providers.....................................24

Financial Highlights................................................25

For More Information................................................32

Group of Equity Funds                   2

Risk/Return Summary
--------------------------------------------------------------------------------
Each fund seeks long-term growth of capital. The Boston Company Asset Management, LLC ("TBCAM") serves as each fund's investment adviser. Small Cap Tax-Sensitive Equity Fund also seeks to maximize after-tax total return. TBCAM manages the Small Cap Tax-Sensitive Equity Fund using tax-sensitive strategies that are designed to reduce the impact of federal and state income taxes on after-tax returns actually achieved by investors in the fund.

                                                                   TBCAM manages
                                                        more than $49 billion of
                                                     assets for a broad range of
                                                         clients in the U.S. and
                                                                    abroad as of
                                                              December 31, 2004.

Who may want to invest

Each fund may be appropriate for investors:

o    Looking to invest over the long term and willing to ride out market swings.

o Who do not need stable income and are willing to tolerate more risk than fixed income investments.

o Comfortable with the risks of the stock market and, in the case of International Core Equity Fund, International Small Cap Fund and World ex-U.S. Value Fund the risks of investing primarily in foreign stock and currency markets.

The Small Cap Tax-Sensitive Equity Fund may be appropriate for investors:

o    In the upper federal income tax brackets.

o    Looking to invest over the long term and willing to ride out market swings.

o    Looking to allocate a portion of their assets to stocks.

o    Comfortable with the risks of the stock market.

                                                                 Descriptions of
                                                              the funds begin on
                                                               the next page and
                                                                    include more
                                                               information about
                                                                 each fund's key
                                                                 investments and
                                                           strategies, principal
                                                              risk factors, past
                                                                 performance and
                                                                       expenses.

Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                        3                  Group of Equity Funds

                                            ----------------------------------------------------------------------------------------
                                               Large Cap Core Fund                                   Small Cap Value Fund
                                            ----------------------------------------------------------------------------------------
  Investment objective                      Long-term growth of capital.                           Long-term growth of capital.
                                            ----------------------------------------------------------------------------------------
   Key investments and                      The fund invests all of its                            The fund invests all of its
            strategies                      investable assets in a TBCAM advised                   investable assets in a TBCAM
                                            master portfolio which invests,                        advised master portfolio which
                                            under normal circumstances, at least                   invests, under normal
                                            80% of net assets in equity                            circumstances, at least 80% of
                                            securities of large cap companies                      net assets in equity securities
                                            that appear to be undervalued                          of small cap U.S. companies.
                                            relative to underlying business                        Except where indicated, this
                                            fundamentals. Except where                             prospectus uses the term "fund"
                                            indicated, this prospectus uses the                    to mean the fund and its master
                                            term "fund" to mean the fund and its                   portfolio taken together. The
                                            master portfolio taken together. The                   fund focuses on companies with
                                            fund focuses on companies with total                   total market capitalizations
                                            market capitalizations which are                       equal to or less than the total
                                            greater than the total market                          market capitalization of the
                                            capitalization of companies in the                     largest company included in the
                                            bottom 5% of the S&P 500 Index. This                   Russell 2000 Index. This would
                                            would correspond to companies with a                   correspond to companies with
                                            total market capitalization of                         total market capitalizations of
                                            greater than $6.33 billion as of                       less than $2.71 billion as of
                                            December 31, 2004. The fund may                        December 31, 2004.
                                            invest without limit in securities
                                            of U.S. companies and of foreign
                                            companies that are listed or traded
                                            in the U.S., but not more than 10%
                                            of its assets in other foreign
                                            securities.
                                            ----------------------------------------------------------------------------------------
        How stocks are                      The adviser employs a value based investment style in managing the fund's portfolio
              selected                      which means the adviser seeks to identify those companies with stocks trading at prices
 (Large Cap Core Fund)                      below what the adviser believes are their intrinsic values. The adviser measures value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

                                            The adviser uses a combination of quantitative and fundamental research to identify portfolio candidates. A quantitative model screens a universe of up to 1,500 companies with the most liquid stocks according to valuation multiples, consistency of growth, near-term reported business momentum, and actual earnings relative to, and the current trend in, expected earnings. Fundamental research is also used to identify companies that appear valued attractively based on business dynamics, hidden assets, or special circumstances.
                                            ----------------------------------------------------------------------------------------
        How stocks are                      The adviser uses fundamental research and qualitative analysis to select stocks among
              selected                      the portfolio candidates. The adviser looks for companies with strong competitive
(Small Cap Value Fund)                      positions, high quality management, and financial strength.

                                            The adviser uses the following stock selection process:

                                            o    The adviser uses a variety of screening methods to identify small companies which might be attractive investments.

                                            o    The adviser uses a consistent three-step fundamental research process to evaluate the stocks marked as attractive consisting of: (1) Valuation: to identify small companies which are attractively priced relative to their earnings potential; (2)
                                                 Fundamentals: to verify the strength of the underlying business position; and (3)
                                                 Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

                                            The adviser focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process for both funds is designed to produce a diversified portfolio of companies that the adviser believes are undervalued relative to expected business growth.
                                            ----------------------------------------------------------------------------------------
    Principal risks of                      Investors could lose money on their investments in a fund, or a fund could perform less
investing in the funds                      well than other possible investments, if any of the following occurs:

                                            o    U.S. stock markets go down.

                                            o    The markets strongly favor growth stocks over stocks with value characteristics.

                                            o    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                                            o    The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                                            o    In the case of the Small Cap Value Fund, small cap stocks are out of favor with the market.

                                            o    In the case of Large Cap Core Fund, large cap stocks perform poorly compared to mid or small cap stocks.

 Risks of investing in                      In the case of the Small Cap Value Fund, there is a risk that the fund will lose money
   small cap companies                      because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

Group of Equity Funds                  4

                                            --------------------------------------------------------------------------------------
          Total return                      The bar chart and total return table indicate the risks of investing in the funds. The
           performance                      bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how a fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

Large Cap Core Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1995    37.55
1996    26.84
1997    36.27
1998     7.21
1999    (0.17)
2000    18.76
2001    (8.31)
2002   (17.52)
2003    27.22
2004    11.00

Calendar Year Ended December 31

Quarterly returns:
Large Cap Core Fund
Highest: 19.23% in 4th quarter 1998
Lowest: (18.66%) in 3rd quarter 1998
Quarterly returns:
Small Cap Value Fund
Highest: 22.53% in 2nd quarter 2003
Lowest: (18.85%) in 3rd quarter 2002

Small Cap Value Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2001    20.60
2002   (10.88)
2003    46.12
2004    27.91

Calendar Year Ended December 31

--------------------------------------------------------------------------------
Average annual total returns
for selected periods ended December 31, 2004

                                                                                                           Life of      Inception
                                                        1 Year         5 Years          10 Years            Fund           Date
                                                        ------         -------          --------            ----           ----
Large Cap Core Fund                                                                                                       1/31/91

Return Before Taxes                                      11.00            4.91             12.45            12.93
Return After Taxes on Distributions*                     10.63            3.60              9.65
Return After Taxes on Distributions and Sale of
Fund Shares*                                              7.14            3.54              9.42
S&P 500 Index (reflects no deductions for fees,
expenses or taxes)**                                     10.88           (2.30)            12.07            12.01

Small Cap Value Fund                                                                                                       2/1/00
Return Before Taxes                                      27.91             N/A               N/A            21.91
Return After Taxes on Distributions*                     22.92             N/A               N/A            19.87
Return After Taxes on Distributions and Sale of
Fund Shares*                                             19.78             N/A               N/A            18.36
Russell 2000 Value Index (reflects no
deductions for fees, expenses or taxes) ***              22.25             N/A               N/A            18.19

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

**The S&P 500 Index is an unmanaged index representing large U.S. company stock performance.

***The Russell 2000 Value Index is an unmanaged index representing those Russell 2000 companies with value characteristics. The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the U.S. markets.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:
o    You invest $10,000 in the fund for the time periods indicated;
o    You redeem at the end of each period;
o    Your investment has a 5% return each year; and
o The fund's operating expenses have not been capped and remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After    After    After    After
                                 1 Year  3 Years  5 Years  10 Years
Large Cap Core Fund              $  86    $ 268    $ 466    $1,037
Small Cap Value Fund             $ 120    $ 375    $ 649    $1,432

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                                            Large Cap     Small Cap
Based on fiscal year ended 9/30/04                          Core Fund    Value Fund
Shareholder fees                                              None          None
(fees paid directly from your investment)

Redemption fee(1)                                                2%            2%
(as a percentage of total redemption proceeds)

Annual fund operating expenses(2)
(expenses that are deducted from fund assets)

   Management fees                                            0.50%         0.80%
   Distribution (12b-1) fees                                  None          None
   Other expenses                                             0.34%         0.38%
   Total annual fund operating expenses                       0.84%         1.18%

----------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the category of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) This table and example reflect the combined expenses of each fund and the master portfolio in which it invests all its assets.

                                        5                  Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                                            ----------------------------------------------------------------------------------------
                                               Small Cap Growth Fund                                 Small/Mid Cap Growth Fund
                                            ----------------------------------------------------------------------------------------
  Investment objective                      Long-term growth of capital.                           Long-term growth of capital.
                                            ----------------------------------------------------------------------------------------
   Key investments and                      The fund invests all of its                            The fund invests, under normal
            strategies                      investable assets in a TBCAM advised                   circumstances, at least 80% of
                                            master portfolio which invests,                        net assets in equity securities
                                            under normal circumstances, at least                   of small cap and mid cap U.S.
                                            80% of net assets in equity                            companies. The fund focuses on
                                            securities of small cap U.S.                           companies with total market
                                            companies. Except where indicated,                     capitalization equal to or less
                                            this prospectus uses the term "fund"                   than the total market
                                            to mean the fund and its master                        capitalization of the largest
                                            portfolio taken together. The fund                     company included in the Russell
                                            focuses on companies with total                        2500 Growth Index, which was $7.1
                                            market capitalization equal to or                      billion as of April 30, 2005. The
                                            less than the total market                             fund may also invest in equity
                                            capitalization of the largest                          index futures based on the
                                            company included in the Russell 2000                   Russell 2000 and S&P Midcap
                                            Growth Index. This would correspond                    indices, and exchange traded
                                            to companies with total market                         funds based upon the Russell 2500
                                            capitalization of less than $2.71                      Growth Index.
                                            billion as of December 31, 2004. The
                                            fund may also invest in equity index
                                            futures contracts based primarily on
                                            the Russell 2000 Index.
                                            ----------------------------------------------------------------------------------------
        How stocks are                      The adviser employs a growth oriented investment style in managing each fund's portfolio
              selected                      which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid earnings or revenue growth. The adviser focuses on high quality companies, especially those with products or services that are leaders in their market niches. The adviser selects stocks by:

                                            o    Using fundamental research to identify and follow companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth.
                                            o    Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

                                            The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. Each fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

    Principal risks of                      Investors could lose money on their investments in a fund, or a fund could perform less
investing in the funds                      well than other possible investments, if any of the following occurs:

                                            o    The U.S. stock market goes down.
                                            o    Small cap stocks are out of favor with the market; in the case of the Small/Mid Cap
                                                 Growth Fund, small cap and/or mid cap stocks fall out of favor with the market.
                                            o    The markets strongly favor stocks with value characteristics over growth stocks.
                                            o    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
                                            o    The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.
                                            o    During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index
                                            o    Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors disproportionately hurts the fund's performance.

 Risks of investing in                      There is a risk that the funds will lose money because they invest primarily in either
 small cap and mid cap                      small cap or small and mid cap stocks. Small and mid capitalization companies may have
             companies                      limited product lines, markets and financial resources than large capitalization companies. In addition, they may have shorter operating histories and more volatile businesses. The prices of small cap and mid cap stocks, and in particular aggressive growth small cap stocks, tend to be more volatile than the prices of large cap stocks.
                                            In addition, it may be harder to sell these stocks, which can reduce their selling prices.

Group of Equity Funds                  6

                                            ---------------------------------------------------------------------------------------
          Total return                      The bar charts and total return table indicate the risks of investing in the funds. The
           performance                      bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

Small Cap Growth Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    30.87
1998    14.30
1999   127.67
2000   (20.66)
2001   (17.76)
2002   (25.29)
2003    45.24
2004    15.56

Calendar Year Ended December 31

Quarterly returns:
Small Cap Growth Fund
Highest: 68.44% in 4th quarter 1999
Lowest: (24.59)% in 3rd quarter 2001

Quarterly returns:
Small/MidCap Growth Fund
Highest: 56.40% in 4th quarter 1999
Lowest: (24.69)% in 4th quarter 2000

*The funds' performance in 1999 should
be considered extraordinary due to
particularly favorable market conditions which are unlikely to reoccur.

Small/Mid Cap Growth Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1995    29.83
1996    17.36
1997    15.16
1998     1.71
1999    79.10*
2000   (19.28)
2001   (15.49)
2002   (23.27)
2003    46.17
2004    18.01

Calendar Year Ended December 31

--------------------------------------------------------------------------------
Average annual total returns
for selected periods ended December 31, 2004

                                                                                                           Life of      Inception
                                                        1 Year         5 Years          10 Years            Fund           Date
                                                        ------         -------          --------            ----           ----
Small Cap Growth Fund                                                                                                     12/23/96
Return Before Taxes                                      15.46            (3.95)             N/A            13.77
Return After Taxes on Distributions*                     15.47            (4.43)             N/A            12.71
Return After Taxes on Distributions and Sale
of Fund Shares*                                          10.05            (3.44)             N/A            11.72
Russell 2000 Growth Index (reflects no
deductions for fees, expenses or taxes)**                14.31            (3.57)             N/A             4.16
Small/Mid Cap Growth Fund                                                                                                 9/1/90
Return Before Taxes                                      18.01            (2.02)           11.18            13.71
Return After Taxes on Distributions*                     18.00           (11.86)            3.60
Return After Taxes on Distributions and Sale
of Fund Shares*                                          11.70            (6.48)            5.89
Russell 2500 Growth Index (reflects no
deductions for fees, expenses or taxes)***               14.59            (2.32)             N/A+             N/A
Russell 2000 Growth Index (reflects no
deductions for fees, expenses or taxes)**                14.31            (3.57)            7.12             8.93

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.
**The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.
***The fund changed its benchmark index from the Russell 2000 Growth Index to the Russell 2500 Growth Index on September 1, 2005 to reflect the broader market capitalization range of securities in which it may invest. The Russell 2500 Growth Index is an unmanaged index representing the small to mid cap segment of the U.S. equity universe, commonly referred to as "smid" cap.
+ The inception date for the Russell 2500 Growth index was 6/1/95.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the fund for the time periods indicated;

o    You redeem at the end of each period;

o    Your investment has a 5% return each year; and

o    The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After    After    After    After
                                 1 Year  3 Years  5 Years  10 Years
Small Cap Growth Fund            $ 139    $ 434    $ 750    $1,646
Small/Mid Cap Growth Fund        $ 135    $ 421    $ 729    $1,601

Fees and expenses of the funds
This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                                                             Small/Mid
                                                             Small Cap      Cap Growth
Based on fiscal year ended 9/30/04                          Growth Fund        Fund
Shareholder fees                                              None            None
(fees paid directly from your investment)

Redemption fee(1)                                                2%              2%
(as a percentage of total redemption proceeds)

Annual fund operating expenses (2,3)
(expenses that are deducted from fund assets)

   Management fees                                            0.80%           0.60%
   Distribution (12b-1) fees                                  None            None
   Other expenses                                             0.57%           0.73%
   Total annual fund operating expenses                       1.37%           1.33%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.
(2) Because the adviser has agreed to cap each fund's operating expenses, the fund's estimated actual expenses (after taking into account the current expense limitations) would have been:

Management fees                                        0.80%   0.27%
Other expenses                                         0.30%   0.73%
Total annual fund operating expenses                   1.10%   1.00%

These caps may be changed or eliminated at any time. Effective July 1, 2005, TBCAM reduced the voluntary cap on the Small Cap Growth Fund's total operating expenses from 1.20% to 1.10%.
(3) The table and example reflect the combined expenses of the Small Cap Growth Fund and the master portfolio in which it invests all its assets.

                                        7                  Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                                            ----------------------------------------------------------------------------------------
                                                 Small Cap Tax-Sensitive Equity Fund
                                            ----------------------------------------------------------------------------------------
   Investment objective                     Maximize after-tax total return, consisting of long-term growth of capital.

    Key investments and                     The fund invests, under normal circumstances, at least 80% of net assets in equity
             strategies                     securities of small capitalization U.S. companies. The fund considers small cap companies to have total market capitalizations equal to or lesser than the total market capitalization of the largest company included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalization of less than $2.71 billion as of December 31, 2004. The fund may also invest in equity index futures contracts based primarily upon the Russell 2000 Index.
                                            ----------------------------------------------------------------------------------------
         How stocks are                     The adviser employs a growth oriented investment style in managing the fund's portfolio
               selected                     which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid growth. The adviser focuses on companies with products or services that are leaders in their market niches.

                                            The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. While focusing on individual stock selection, the adviser selects particular investments for the fund by:

                                            o    Using fundamental research to identify and follow companies with attractive characteristics, such as strong business positions, solid cash flows and balance sheets, high quality management and high sustainable growth.

                                            o    Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.
                                            ----------------------------------------------------------------------------------------
                                            The fund uses the following strategies, to the extent consistent with its investment goals, to reduce the impact of federal and state income taxes on the fund's after-tax returns:

         Tax management                     o    Minimizing sales of securities that result in capital gains.
             strategies
                                            o    If such a sale cannot be avoided, selling first the highest cost securities to reduce the amount of capital gain. Also, preferring the sale of securities producing long-term gains to those producing short-term gains.

                                            o    Selling securities to realize capital losses that can be offset against realized capital gains.
                                            ----------------------------------------------------------------------------------------
     Principal risks of                     Investors could lose money on their investments in the fund or the fund could perform
 investing in the funds                     less well than other possible investments if any of the following occurs:

                                            o    The stock market goes down.

                                            o    The markets favor value stocks over stocks which have growth characteristics.

                                            o    In a declining market, the value of the fund's investments in stocks with low dividend yields goes down more than the value of high yield stocks.

                                            o    The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stocks prove to be incorrect.

                                            o    During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

  Risks of investing in                     There is a higher risk that the fund will lose money because it invests primarily in
    small cap companies                     small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small capitalization stocks, and in particular aggressive growth stocks, tend to be more volatile than those of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

                                            The fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications. Negative market sentiment towards, or events affecting issuers in, these sectors may disproportionately hurt the fund's performance.

Group of Equity Funds                  8

                                            ---------------------------------------------------------------------------------------
           Total return                     The bar chart and total return table indicate the risks of investing in the fund. The
            performance                     bar chart shows changes in the performance of the fund from year to year over the life of the fund. The total return table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

Small Cap Tax-Sensitive Equity Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1996    21.23
1997    23.61
1998    10.65
1999   100.68*
2000   (13.78)
2001   (21.69)
2002   (24.00)
2003    45.34
2004    15.62

Calendar Year Ended December 31

Quarterly returns:
Small Cap Tax-Sensitive Equity Fund
Highest: 62.49% in 4th quarter 1999
Lowest: (24.76)% in 4th quarter 2000

* Small Cap Tax-Sensitive Equity Fund's
performance in 1999 should be considered extraordinary due to particularly favorable market conditions which are unlikely to reoccur.

--------------------------------------------------------------------------------
Average annual total returns
for selected periods ended December 31, 2004

                                                                                        Life of      Inception
                                                        1 Year         5 Years           Fund           Date
                                                        ------         -------           ----           ----
Small Cap Tax Sensitive Equity Fund                                                                    1/2/96
Return Before Taxes                                      15.62           (2.92)           12.42
Return After Taxes on Distributions*                     15.61           (4.65)           11.22
Return After Taxes on Distributions and                  10.15           (3.15)           10.62
Sale of Fund Shares*
Russell 2000 Growth Index** (reflects no
deduction for fees, expenses, or taxes)                  14.31           (3.57)            4.74

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.
**The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the fund for the time periods indicated;

o    You redeem at the end of each period;

o    Your investment has a 5% return each year; and

o    The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After    After    After    After
                                 1 Year  3 Years  5 Years  10 Years
Small Cap Tax-Sensitive
Equity Fund                      $ 105    $ 328    $ 569    $1,259

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

                                                             Small Cap
                                                           Tax-Sensitive
Based on fiscal year ended 9/30/04                          Equity Fund
Shareholder fees                                              None
(fees paid directly from your investment)

Redemption fee(1)                                                2%
(as a percentage of total redemption proceeds)

Annual fund operating expenses
(expenses that are deducted from fund assets)

   Management fees                                            0.80%
   Distribution (12b-1) fees                                  None
   Other expenses                                             0.23%
   Total annual fund operating expenses                       1.03%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

                                        9                  Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                                            ----------------------------------------------------------------------------------------
                                               International Core Equity Fund                        International Small Cap Fund
                                            ----------------------------------------------------------------------------------------
   Investment objective                     Long-term growth of capital.                           Long-term growth of capital.
                                            ----------------------------------------------------------------------------------------
    Key investments and                     The fund invests all of its                            The fund invests all of its
             strategies                     investable assets in a TBCAM advised                   investable assets in a TBCAM
                                            master portfolio which invests,                        advised master portfolio which
                                            under normal circumstances, at least                   invests, under normal
                                            80% of net assets in equity                            circumstances, at least 80% of
                                            securities of companies represented                    net assets in equity securities
                                            in the MSCI Europe, Australia, Far                     of companies that are located in
                                            East (EAFE) Index and Canada. Except                   foreign countries represented in
                                            where indicated, this prospectus                       the Citigroup Extended Market Ex.
                                            uses the term "fund" to mean the                       U.S (EMI Ex-U.S.) Index. Except
                                            fund and its master portfolio taken                    where indicated, this prospectus
                                            together. The fund may invest up to                    uses the term "fund" to mean the
                                            25% of assets in emerging market                       fund and its master portfolio
                                            countries. The fund may also invest                    taken together. The fund invests
                                            in equity index futures contracts                      at least 80% of net assets in
                                            based primarily on the indices of                      those small cap companies which
                                            countries included in the EAFE Index                   have total market capitalizations
                                            and Canada.                                            that fall in the range of the
                                                                                                   capitalizations of the companies
                                                                                                   that comprise the EMI Ex-U.S.
                                                                                                   Index. The EMI Ex-U.S. Index is
                                                                                                   made up of those companies
                                                                                                   representing the lowest 20% of
                                                                                                   each country's total available
                                                                                                   market capitalization. The fund
                                                                                                   may invest up to 25% of assets in
                                                                                                   emerging market countries.
                                            ----------------------------------------------------------------------------------------
         How stocks are                     Both funds employ a bottom-up investment approach which emphasizes individual stock
               selected                     selection for each fund.

                                            o    Stock selection The adviser uses proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

                                            o    Country allocations The adviser seeks to generally allocate country weights in accordance with the appropriate product index. Deviations from the index weights may occur.

                                            o    Sector and industry allocations The adviser uses the sector and industry allocations of the index as a guide, but allocations may differ from those of the index.

                                            Each fund's stock selection process is designed to produce a diversified portfolio that, relative to the applicable market index shown on the opposite page, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.
                                            ----------------------------------------------------------------------------------------
     Principal risks of                     Investors could lose money on their investments in a fund, or a fund could perform less
 investing in the funds                     well than other possible investments, if any of the following occurs:

                                            o    Foreign stock markets fall in value.

                                            o    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                                            o    The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                                            o    In the case of the International Small Cap Fund, small cap stocks are out of favor with the market.

                                            o    During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

     Foreign investment                     Prices of foreign securities may go down because of unfavorable foreign government
                  risks                     actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

        Emerging market                     The risks associated with foreign investments are increased for investments in emerging
                  risks                     market issuers. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

  Risks of investing in                     The risks of foreign investing are more significant for the International Small Cap Fund
    small cap companies                     because of its focus on small cap foreign stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap foreign stocks tend to be more volatile than the prices of other foreign stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

Group of Equity Funds                  10

--------------------------------------------------------------------------------
Total return performance

The bar charts and total return table indicate the risks of investing in the funds. The bar charts show changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of two widely recognized, unmanaged indices of common stock prices. The information included in the bar chart and total return table for the International Small Cap Fund includes the performance of its predecessor, SIMCO International Small Cap Fund, L.P., which began operations on January 2, 1996, for periods prior to the fund's inception on January 31, 2000. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized Securities and Exchange Commission methods except that monthly rather than daily fund values were used. The past performance of a fund (including the performance of the predecessor fund of the International Small Cap Fund) does not necessarily indicate how the fund will perform in the future.

International Core Equity Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1995     2.14
1996     7.44
1997    (2.47)
1998    24.53
1999    17.85
2000    (4.77)
2001   (12.07)
2002    (6.48)
2003    42.73
2004    25.09

Calendar Year Ended December 31

Quarterly returns:
International Core Equity Fund
Highest: 21.51% in 1st quarter 1998
Lowest: (18.33)% in 3rd quarter 1990

Quarterly returns:
International Small Cap Fund*
Highest: 21.69% in 1st quarter 1998
Lowest: (20.87)% in 3rd quarter 1998

* Includes performance of predecessor
fund for periods prior to January 31,
2000.

International Small Cap Fund*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     1.45
1998    10.09
1999    41.13
2000     4.07
2001    (9.67)
2002     1.26
2003    53.57
2004    33.29

Calendar Year Ended December 31

--------------------------------------------------------------------------------
Average annual total returns
for selected periods ended December 31, 2004

                                                                                                           Life of      Inception
                                                        1 Year         5 Years          10 Years            Fund           Date
                                                        ------         -------          --------            ----           ----
International Core Equity Fund                                                                                            12/8/88
Return Before Taxes                                      25.09            6.94             8.19              7.22
Return After Taxes on Distributions*                     24.31            6.07             6.49
Return After Taxes on Distributions and
Sale of Fund Shares*                                     16.70            5.47             6.09
EAFE Index (reflects no deductions for
fees, expenses or taxes)**                               20.25           (1.13)            5.62              4.62
International Small Cap Fund                                                                                              1/2/96***
Return Before Taxes                                      33.29           14.27             N/A              16.22
Return After Taxes on Distributions*                     31.31           13.56             N/A              15.82
Return After Taxes on Distributions and
Sale of Fund Shares*                                     22.59           12.16             N/A              14.48
S&P Citigroup EMI
ex. U.S. Index (reflects no deductions for
fees, expenses or taxes)**                               28.73            6.77             N/A               7.18

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.
** The EAFE Index is an unmanaged index of common stocks that are publicly traded in European, Australian and Far Eastern securities markets. The S&P Citigroup EMI Ex. U.S. Index represents the small capitalization component of the Citigroup Broad Market Index which is a comprehensive index of companies in over 20 countries excluding the U.S.
*** Reflects the inception date of SIMCO International Small Cap Fund, L.P., the predecessor fund. International Small Cap Fund's inception date is January 31, 2000.

Expense example
This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:
o    You invest $10,000 in the fund for the time periods indicated;
o    You redeem at the end of each period;
o    Your investment has a 5% return each year; and
o    The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After    After    After    After
                                 1 Year  3 Years  5 Years  10 Years
International Core Equity Fund   $ 114    $ 356    $ 617    $1,363
International Small Cap Fund     $ 129    $ 403    $ 697    $1,534

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                                       International      International
                                                        Core Equity         Small Cap
Based on fiscal year ended 9/30/04                         Fund               Fund
Shareholder fees                                          None            None
(fees paid directly from your investment)
Redemption fee(1)                                            2%              2%
(as a percentage of total redemption proceeds)
Annual fund operating expenses(2)
(expenses that are deducted from fund assets)
   Management fees                                        0.80%           1.00%
   Distribution (12b-1) fees                              None            None
   Other expenses                                         0.32%           0.27%
   Total annual fund operating expenses                   1.12%           1.27%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.
(2) For both funds, the expense information in this table and the examples have been restated to reflect the estimated combined expenses of the funds and the master portfolios in which they invest all of their assets.

                                       11                  Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                                            ----------------------------------------------------------------------------------------
                                                      World ex-U.S. Value Fund
                                           (formerly International Value Opportunities Fund)
                                            ----------------------------------------------------------------------------------------
   Investment objective                     Long-term growth of capital.
                                            ----------------------------------------------------------------------------------------
    Key investments and                     The fund invests, under normal circumstances, at least 80% of net assets in equity
             strategies                     securities of companies located in foreign countries represented in the Morgan Stanley
                                            Capital International All Country World Index ex-United States Free (ACWI ex-U.S.)
                                            Index. The fund may invest up to 35% of assets in emerging market countries. The fund may also invest in equity index futures contracts based primarily on indices for the countries represented in or the securities comprising the ACWI ex-U.S. Index.
                                            ----------------------------------------------------------------------------------------
         How stocks are                     The adviser seeks to build a diversified portfolio of attractively valued companies with
               selected                     sound business fundamentals and improving business momentum by focusing on individual security selection rather than on economic or industry trends. The adviser employs a combination of proprietary quantitative research and fundamental qualitative analysis to assess three key factors:

                                            o    Value - The adviser looks for companies with stock trading at prices which are below the adviser's assessment of the company's intrinsic value by considering measures such as the company's price-to-book, price-to-earnings and price-to-cash flows ratios.

                                            o    Fundamentals - The adviser looks for companies with strong business fundamentals by considering the company's financial strength, skill of its management team and competitive position in the industry.

                                            o    Business momentum - The adviser looks for companies with positive or improving business momentum which has been sparked by a catalyst, such as a corporate restructuring, the development of new products or movement into new markets or a cyclical turnaround in demand.

                                            The adviser also employs guidelines to seek to diversify the fund's portfolio in the following ways:

                                            o    Portfolio diversification - The fund does not invest more than 5% of the market value of its portfolio in the securities of any one issuer and does not hold more than 5% of the outstanding common stock of any one company.

                                            o    Country diversification - The fund invests in at least 12 to 15 countries, with country weightings permitted to deviate from the weightings in the ACWI ex-U.S.
                                                 Index only within specific percentage ranges.

                                            o    Sector diversification - The weighting of the fund's investment in any sector may be no more than the greater of 10% above the weighting of the ACWI ex-U.S. Index or
                                                 30% overall.
                                            ----------------------------------------------------------------------------------------
     Principal risks of                     Investors could lose money on their investments in the fund, or the fund could perform
 investing in the funds                     less well than other possible investments, if any of the following occurs:

                                            o    Foreign stock markets fall in value.

                                            o    An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                                            o    The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                                            o    During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

     Foreign investment                     Prices of foreign securities may go down because of unfavorable foreign government
                  risks                     actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

        Emerging Market                     The risks associated with foreign investments are increased for investments in emerging
                  Risks                     market issuers. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

Group of Equity Funds                  12

                                            ----------------------------------------------------------------------------------------
           Total return                     Because the fund is newly organized and commenced operations on November 15, 2004, it
            performance                     does not yet have a full calendar year of performance history which can be shown in a bar chart or total return table.

--------------------------------------------------------------------------------
Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                                           World ex-U.S.
                                                            Value Fund
Shareholder fees                                              None
(fees paid directly from your investment)

Redemption fee(1)                                                2%
(as a percentage of total redemption proceeds)

Annual fund operating expenses(2)
(expenses that are deducted from fund assets)

   Management fees                                            0.75%
   Distribution (12b-1) fees                                  None
   Other expenses                                             1.75%
   Total annual fund operating expenses                       2.50%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.
(2) Because the adviser has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

Management fees                                        0.00%
Other expenses                                         0.90%
Total annual fund operating expenses                   0.90%

This cap may be changed or eliminated at any time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the fund for the time periods indicated;

o    You redeem at the end of each period;

o    Your investment has a 5% return each year; and

o    The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After    After    After    After
                                 1 Year  3 Years  5 Years  10 Years
World ex-U.S. Value Fund         $ 256    $ 788    $1,345   $2,866

                                       13                  Group of Equity Funds

The Funds' Investments and Related Risks

--------------------------------------------------------------------------------

Additional Information About the Funds' Principal Investments

Equity investments Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations. Small Cap Value Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Tax-Sensitive Equity Fund and International Small Cap Fund may each invest up to 20% of net assets in equity securities of companies with total market capitalization greater than that described on pages 4, 6, 8, and 10.

Tax management strategies The Small Cap Tax-Sensitive Equity Fund uses the tax management strategies described in the risk/return summary to limit the amount of income subject to state as well as federal income taxes. However, the Small Cap Tax-Sensitive Equity Fund does not attempt to address the tax laws of any particular state. The fund will follow these strategies only to the extent that they do not conflict with the fund's investment strategies and other operational needs. For example, the fund may sell and realize short term gains on a stock if the stock appears to have peaked or is expected to decline in value, to increase diversification or to raise cash to pay expenses or meet shareholder redemption requests. In addition, some of the equity and fixed income securities in the fund's portfolios will regularly generate taxable income.

The funds can
invest in various types
of equity securities, as
well as securities of
foreign issuers.
International Core
Equity Fund,
International Small Cap
Fund and World
ex-U.S. Value Fund
emphasize investments
in foreign stocks.

Foreign securities International Core Equity Fund, International Small Cap Fund and World ex-U.S. Value Fund invest primarily in securities of companies located in foreign countries. Each fund intends to invest in a broad range of (and in any case at least five different) countries. However, each fund is not required to invest in every country represented in, or to match the country weightings of, its index.

International Core Equity Fund and International Small Cap Fund may each invest up to 25% of assets in securities of issuers located in emerging market countries but not more than 5% of assets in companies located in any one emerging market country. World ex-U.S. Value Fund may invest up to 35% of assets in securities of issuers located in emerging market countries. An emerging market is any country not represented in the Morgan Stanley Capital International World Index, which is an index of stocks of companies in developed countries.

Large Cap Core Fund may invest without limit in foreign securities traded in a U.S. market, but only 10% of assets in foreign securities traded outside the U.S. Small Cap Value Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund may each invest up to 15% of assets in foreign securities, including those of emerging market issuers, regardless of where they are traded.

The risks of investing in foreign securities are described under "Principal risks of investing in the funds" on pages 10 and 12.

Information About the Funds' Other Investment Strategies

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes--caused by changing interest rates, stock market prices or currency exchange rates--in the market value of securities held by or to be bought for a fund.

o    As a substitute for purchasing or selling securities.

o    To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

Group of Equity Funds                  14

--------------------------------------------------------------------------------

Fixed income securities Large Cap Core Fund may invest up to 20% of net assets in high grade fixed income securities. International Core Equity Fund, International Small Cap Fund and World ex-U.S. Value Fund may each invest up to 20% of net assets in high grade fixed income securities and may invest in preferred stocks of any credit quality if common stocks of that company are not available. These funds' fixed income securities may be of any maturity or duration. Small Cap Value Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund may each invest up to 20% of net assets in high grade fixed income securities with remaining maturities of three years or less. Each fund may invest up to 5% of assets in securities rated, or of comparable quality to those rated, in the lowest long-term investment grade rating category.

The funds' fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies.

Credit quality and risk Securities are investment grade or high grade if:

o They are rated, respectively, in one of the top four or top three long-term rating categories of a nationally recognized statistical rating organization.

o    They have received a comparable short-term or other rating.

o They are unrated securities that the adviser believes to be of comparable quality.

The value of a fund's fixed income securities may go down if:

o Interest rates rise, which will make the prices of fixed income securities go down.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

If a security receives "split" (different) ratings from multiple rating organizations, each fund will treat the security as being rated in the higher rating category. Each fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Portfolio holdings A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective Small Cap Value Fund's, Small Cap Growth Fund's, Small Cap Tax-Sensitive Equity Fund's, Small/Mid Cap Growth Fund's, International Small Cap Fund's and World ex-U.S. Value Fund's investment objectives may be changed by the fund's trustees without shareholder approval. However, each fund's key investment strategy of investing at least 80% of net assets in particular types of securities may not be changed unless the fund provides 60 days advance notice to its shareholders.

                                       15                  Group of Equity Funds

The Investment Adviser
--------------------------------------------------------------------------------

About The Boston Company Asset
Management LLC ("TBCAM")

TBCAM offers
a broad array of
investment services
that includes
management of
domestic and
international equity
portfolio.

TBCAM was founded in 1970 and manages more than $49 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowments and foundation clients and subadvised relationships, as of December 31, 2004. TBCAM is the adviser to each fund.

TBCAM is an indirect subsidiary of Mellon Financial Corporation. Mellon is a global financial services company with approximately $4 trillion of assets under management, administration or custody, including approximately $707 billion under management as of December 31, 2004. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

TBCAM believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, TBCAM has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at TBCAM.

TBCAM relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity markets. In each market, TBCAM seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. TBCAM uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by TBCAM's portfolio managers.

TBCAM strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, TBCAM has built a powerful internal network of overlapping resources.

Group of Equity Funds                  16

Fund Details
--------------------------------------------------------------------------------
Fund managers

Fund                                      Fund managers                         Positions during past five years
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                       Sean P. Fitzgibbon, CFA               Senior Vice President, Sean is the portfolio manager
                                                                                for our US Large Cap Core Equity and Long/Short
                                                                                strategies. He is also a member of our Global Equity
                                                                                Investment Team. In addition, Sean is responsible
                                                                                for conducting research covering the health care and
                                                                                consumer discretionary sectors.

                                          Martin D. Stephan, CFA                Vice President, Martin is a portfolio manager for
                                                                                our US Large Cap Core Equity strategy. In addition,
                                                                                Martin is responsible for conducting research
                                                                                covering the energy, utility and chemical sectors.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                      Joseph M. Corrado, CFA                Senior Vice President, Joe is a portfolio manager
                                                                                for our US Small Cap Growth and US Small Cap Value
                                                                                Equity strategies. He is also responsible for
                                                                                conducting research covering the consumer services
                                                                                and financial sectors. In addition, Joe is a member
                                                                                of our Global Equity Investment Team.

                                          Stephanie K. Brandaleone, CFA         Vice President, Stephanie is a portfolio manager for
                                                                                our US Small Cap Growth and US Small Cap Value
                                                                                Equity strategies. She also conducts research
                                                                                covering the consumer services sector.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                     B. Randall Watts, Jr., CFA            Senior Vice President, Randy is a portfolio manager
                                                                                for our US Small Cap Growth and US Small Cap Value
                                                                                Equity strategies. He also conducts research
                                                                                covering the technology and industrial sectors.

                                          P. Hans Von Der Luft, MBA             Vice President, Hans is a portfolio manager for our
                                                                                US Small Cap Value Equity strategies and a member of
                                                                                the portfolio management team for our US Small Cap
                                                                                Growth strategies. He is responsible for conducting
                                                                                research covering the health care and finance
                                                                                sectors. Prior to 2001, Hans was an equity analyst
                                                                                at McDonald Investments.
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth Fund and             B. Randall Watts, Jr., CFA            Senior Vice President, Randy is a portfolio manager
Small Cap Tax-Sensitive Equity Fund                                             for our US Small Cap Growth and US Small Cap Value
                                                                                Equity strategies. He also conducts research
                                                                                covering the technology and industrial sectors.

                                          Todd Wakefield, CFA                   Vice President, Todd is a portfolio manager for our
                                                                                US Small Cap Growth and Small-to-Midcap Growth
                                                                                strategies. He also conducts research covering the
                                                                                consumer services and energy sectors. Prior to 1998,
                                                                                Todd served as portfolio manager/analyst at Fleet
                                                                                Investment Advisors.
------------------------------------------------------------------------------------------------------------------------------------
International Core Equity Fund            Remi J. Browne, CFA                   Senior Vice President, Remi is a portfolio manager
                                                                                for our Global Equity and International Core
                                                                                disciplines. He is also a member of the portfolio
                                                                                management team for our International Small Cap
                                                                                Equity strategy. In addition, Remi is responsible
                                                                                for conducting research covering the financial
                                                                                sector.

                                          Peter S. Carpenter, CFA               Vice President, Peter serves as assistant portfolio
                                                                                manager for our Global Equity, International Core
                                                                                and International Small Cap Equity strategies. He is
                                                                                also responsible for conducting research covering
                                                                                the industrial and consumer discretionary sectors.
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund              Daniel B. LeVan, CFA                  Senior Vice President, Dan is a portfolio manager
                                                                                for our International Small Cap Equity strategy. He
                                                                                is also a member of the portfolio management team
                                                                                for our Global Equity and International Core Equity
                                                                                disciplines. In addition, Dan is responsible for
                                                                                conducting research covering the health care and
                                                                                technology sectors.

                                          John W. Evers, CFA                    Vice President, John is a portfolio manager for our
                                                                                International Small Cap Fund strategy. He is also a
                                                                                member of the portfolio management team for our
                                                                                Global Equity and International Core Equity
                                                                                disciplines. In addition, John is responsible for
                                                                                conducting research covering the energy and
                                                                                telecommunication sectors.
------------------------------------------------------------------------------------------------------------------------------------
World ex-U.S. Value Fund                  D. Kirk Henry, CFA                    Senior Vice President, Kirk is the Director of our
                                                                                International Value Equity strategy.
                                          Carolyn Kedersha, CFA, CPA            Senior Vice President, Carolyn is a portfolio
                                                                                manager and analyst.
                                          Clifford A. Smith, CFA                Senior Vice President, Clifford is a portfolio
                                                                                manager and analyst.
------------------------------------------------------------------------------------------------------------------------------------

Advisory services and fees

TBCAM provides each fund with portfolio management and investment research services, places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. For the fiscal year ended September 30, 2004, each fund paid an advisory fee to TBCAM for these services. TBCAM has agreed to limit each fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) and some of the fund's advisory fee payments were less than the fund's contractual advisory fee. These agreements are temporary and may be terminated or changed at any time.

                                       Annual Advisory Fee Rates (as a percentage of the
                                                      fund's average net assets)
                                      Actual advisory fee paid          Contractual advisory            Current expense limitation*
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                           0.50%                           0.50%                                    0.90%
Small Cap Value Fund                          0.80%                           0.80%                                    1.25%
Small Cap Growth Fund                         0.80%                           0.80%                                    1.10%
Small/Mid Cap Growth Fund                     0.27%                           0.60%                                    1.00%
Small Cap Tax-Sensitive Equity Fund           0.80%                           0.80%                                    1.10%
International Core Equity Fund                0.80%                           0.80%                                    1.25%
International Small Cap Fund                  1.00%                           1.00%                                    1.50%
World ex-U.S. Value                           N/A**                           0.75%                                    0.90%

* Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by TBCAM. Effective July 1, 2005, the Small Cap Growth Fund's voluntary expense cap was reduced from 1.20% to 1.10%.
** Because World ex-U.S. Value Fund is newly organized and commenced operations on November 15, 2004, it did not pay advisory fees for the fiscal year ended September 30, 2004.

                                       17                  Group of Equity Funds

Adviser Performance
--------------------------------------------------------------------------------

The following table presents the past performance of a composite of certain accounts managed by TBCAM. The All Country World Index (ACWI) ex-US Value Equity composite is comprised of all fee paying accounts under discretionary management by TBCAM that have substantially similar investment objectives, policies and strategies as The Boston Company World ex-U.S. Value Fund. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of TBCAM in managing portfolios with investment objectives, policies and strategies substantially similar to those of The Boston Company World ex-U.S. Value Fund. To calculate the performance of the composite net of all operating expenses, the estimated annual fund operating expenses payable by The Boston Company World ex-U.S. Value Fund were used.

The historical performance of the ACWI ex-US Value Equity composite does not constitute the performance of any of the Mellon Institutional Funds, including The Boston Company World ex-U.S. Value Fund and is not necessarily indicative of any fund's future results. The Boston Company World ex-U.S. Value Fund commenced operations on November 15, 2004, and does not yet have a full year of its own performance record. The Boston Company World ex-U.S. Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, while the composite does include mutual fund accounts, most of the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code of 1986, as amended. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

All Country World Index (ACWI) EX-US VALUE EQUITY COMPOSITE PERFORMANCE

                                                           Average Annual Total Return for the Periods Ended December 31, 2004:
ACWI ex-US Value Equity Composite*                         1 Years      3 Years     5 Years      Since Inception on January 1, 1999
Composite net of all fund operating expenses               19.70%       13.88%       4.36%        8.73%
Composite gross of all operating expenses                  22.65%       16.70%       6.96%       11.43%
MSCI ACWI ex-US Free Index                                 21.36%       13.55%       0.02%        4.61%

                                                           Average Annual Total Return For the Periods Ended December 31:
ACWI ex-US Value Equity Composite*                         1999         2000         2001         2002         2003         2004
Composite net of all fund operating expenses               33.48%        -7.26%       -9.65%      -10.44%      37.78%       19.70%
Composite gross of all operating expenses                  36.74%        -4.93%       -7.36%       -8.18%      41.13%       22.65%
MSCI ACWI ex-US Free index                                 27.93%       -13.37%      -21.40%      -15.80%      39.42%       21.36%

----------
Because the adviser has voluntarily agreed to limit the fund's total operating expenses for the current year to 0.90%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                           Average Annual Total Return for the Periods Ended December 31, 2004:
ACWI ex-US Value Equity Composite*                         1 Years      3 Years     5 Years      Since Inception on January 1, 1999
Composite net after expense limitation                     21.57%       15.67%       6.01%       10.44%

                                                           Average Annual Total Return For the Periods Ended December 31:
ACWI ex-US Value Equity Composite*                         1999         2000         2001         2002         2003         2004
Composite net after expense limitation                     35.55%       -5.78%       -8.20%       -9.00%       39.91%       21.57%

* The ACWI ex-U.S. Value Equity composite includes all fee paying discretionary accounts managed by TBCAM which have substantially similar investment objectives, policies and strategies as The Boston Company World ex-U.S. Value Fund. As of December 31, 2004, the ACWI ex-U.S. Value Equity composite was composed of 10 accounts totaling approximately $3.3 billion.

Group of Equity Funds                  18

Investment and Account Information
--------------------------------------------------------------------------------

        How to purchase         Minimum initial investment: $100,000
                 shares
                                Minimum subsequent investment: $5,000

                                Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of TBCAM and Standish Mellon and their immediate families.

                                All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

                                Shares of the funds are not available for sale in every state.

               By check         ----------------------------------------------------------------------------------------------------
                                o    Send a check to the distributor payable to Mellon Institutional Funds with the completed original account application.

                                o    Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

                By wire         ----------------------------------------------------------------------------------------------------

     Opening an account         o    Send the completed original account application to the distributor.

                                o    Call the distributor to obtain an account number.

                                o    Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

   Adding to an account         o    Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A. (see below).

                 By fax         ----------------------------------------------------------------------------------------------------

     Opening an account         o    Fax the completed account application to 781-796-2864.

                                o    Mail the original account application to the distributor.

                                o    Follow the instructions for opening an account by wire.

           Adding to an         o    Fax a letter of instruction to 781-796-2864 with the account name and number and
                account              effective date of the request.

                                o    Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A.

                                ----------------------------------------------------------------------------------------------------
    Through a financial
           intermediary

      Opening or adding         o    Contact your financial intermediary. Financial intermediaries acting on an
          to an account              investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

                                ----------------------------------------------------------------------------------------------------

The distributor's address is:                   Wire instructions:

Mellon Funds Distributor, L.P.                  Mellon Bank, N.A.
P.O. Box 8585                                   Boston, MA
Boston, Massachusetts 02266-8585                ABA#: 011001234
Tel: 1-800-221-4795                             Account #: 56-5849
Fax: 781-796-2864                               Fund name:
Email: mifunds@mellon.com                       Investor account #:

                                       19                  Group of Equity Funds

--------------------------------------------------------------------------------

        How to exchange         You may exchange shares of a fund for shares of any other fund in the Mellon Institutional Funds
                 shares         family of funds, if the registration of both accounts is identical. Shares exchanged within 30 calendar days of purchase (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
                                Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High Yield Bond and Opportunistic
                                Emerging Markets Debt Funds) may be subject to a redemption fee. See page 21 for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, TBCAM may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period. Multiple exchanges out of the same fund that occur in the same day will be considered one exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                                Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

                                ----------------------------------------------------------------------------------------------------
                By mail         o    Send a letter of instruction to the distributor signed by each registered account owner.

                                o    Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                                o    Provide both account numbers.

                                o    Signature guarantees may be required (see below).

           By telephone         ----------------------------------------------------------------------------------------------------
                                o    If the account has telephone privileges, call the distributor.

                                o    Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                                o    Provide both account numbers.

                                o    The distributor may ask for identification and all telephone transactions may be recorded.

   How to redeem shares         All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 calendar days of purchase (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts Intermediate Tax
                                Exempt Bond, Enhanced Yield, Opportunistic High Yield Bond and Opportunistic Emerging Markets Debt
                                Funds) may be subject to a redemption fee. See page 21 for more information.

                By mail         ----------------------------------------------------------------------------------------------------
                                o    Send a letter of instruction to the distributor signed by each registered account owner.

                                o    State the name of the fund and number of shares or dollar amount to be sold.

                                o    Provide the account number.

                                o    Signature guarantees may be required (see below).

           By telephone         ----------------------------------------------------------------------------------------------------
                                o    If the account has telephone privileges, call the distributor.

      For check or wire         o    Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application. The distributor may ask for identification and all telephone transactions may be recorded.

                 By fax         ----------------------------------------------------------------------------------------------------
                                o    Fax the request to the distributor at 781-796-2864.

                                o    Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                                o    Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

                                ----------------------------------------------------------------------------------------------------
    Through a financial         o    Contact your financial intermediary. Financial intermediaries acting on an investor's behalf
           intermediary              are responsible for transmitting orders to the distributor or its agent by the specified deadline.

Group of Equity Funds                  20

Good form                       o    Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.

                                ----------------------------------------------------------------------------------------------------
         Redemption fee         Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the
                                Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 calendar days (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts
                                Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High Yield Bond and Opportunistic
                                Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                                The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

                                Certain Retirement Account Activity:

                                o    Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).

                                o    Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                                o    Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders
                                     ("QDROs").

                                Non-shareholder Directed Activity:

                                o    Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

                                Other Activity:

                                o    Redemptions of $2,500 or less.

                                o    Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.

                                o    Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

                                The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                                While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts")
                                because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus
                                Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional
                                Funds' redemption fee policy.

                                ----------------------------------------------------------------------------------------------------
 Administrative service         The Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth, International Core Equity Fund and
                    fee         International Small Cap Fund pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities
                                ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the funds listed above may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis)
                                of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.

                                ----------------------------------------------------------------------------------------------------
             Additional         The adviser or its affiliates may pay additional compensation from their own resources to Plan
           compensation         Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the funds listed above or cooperate with the distributor's promotional efforts.

                                       21                  Group of Equity Funds

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. This generally will be a taxable event for you. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o    members of the STAMP program or the Exchange's Medallion Signature Program

o    a broker or securities dealer

o    a federal savings, cooperative or other type of bank

o    a savings and loan or other thrift institution

o    a credit union

o    a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents. With your consent, TBCAM may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting TBCAM, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. TBCAM will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page 19. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange
(NYSE) (generally at 4:00 p.m., New York time) on each day the exchange is open. A fund's NAV will not be calculated on the days on which the exchange is closed for trading, such as on national holidays. The Small Cap Growth Fund calculates the NAV of each class separately. The service class shares of Small Cap Growth Fund are offered in another prospectus. If the NYSE closes early, the funds accelerate calculation of NAV and transaction deadlines to that time. Each fund values the securities in its portfolio primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost.

Because foreign markets may be open at different times than the NYSE, the value of shares of a fund which invest in foreign securities may change on days when shareholders are not able to buy or sell them. Many securities markets outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in those markets may not fully reflect the events that occur after their close but before the close of the NYSE.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded (such as for foreign securities), a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.

In the case of the International Core Equity Fund, International Small Cap Fund and World ex-U.S. Value Fund, the fair value pricing procedures require these funds to fair value foreign equity securities if there has been a movement (either up or down) in the U.S. equity markets that exceeds a specified daily threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is expected that these funds will use fair value prices for foreign equity securities in their portfolios to a significant extent, including as frequently as several times each week.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds, declare and pay dividends, if any, from net investment income semiannu-ally and generally distribute capital gains annually. Most of a fund's distributions will be from capital gains. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash.

Group of Equity Funds                  22

Fund Details
--------------------------------------------------------------------------------

Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;

o You make two or more purchases and redemptions within a short period of time;

o You enter into a series of transactions that is indicative of a timing pattern or strategy; or

o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o    trade activity monitoring;

o    exchange guidelines;

o    redemption fee on certain trades in certain funds; and

o    use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information - How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information - How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the funds within 30 calendar days of purchase (7 calendar days for the Intermediate Tax Exempt Bond, Massachusetts Intermediate Tax Exempt Bond, Enhanced Yield, Opportunistic High Yield Bond and Opportunistic Emerging Markets Debt Funds). See "Investment and Account Information - Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the funds' net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the funds may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information - Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

                                       23                  Group of Equity Funds

Fund Details
--------------------------------------------------------------------------------

Taxes

Transactions                                   Tax Status
----------------------------------------------------------------------------------------------------
Sales or exchanges of shares                   Usually capital gain or loss. Tax rate depends on how
                                               long shares are held.

Distributions of long-term capital gain        Taxable as long-term capital gain.

Distributions of short-term capital gain       Taxable as ordinary income.

Dividends from net investment income           Taxable as either ordinary income or qualified
                                               dividend income taxable to individual shareholders at
                                               a maximum 15% federal tax rate if so designated by a
                                               fund and certain other conditions are met.

Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to a 28% federal backup withholding tax.

Master/feeder structure

Large Cap Core Fund, Small Cap Value Fund, Small Cap Growth Fund, International Core Equity Fund and International Small Cap Fund are "feeder" funds that invest exclusively in corresponding "master" portfolios with an identical investment objective. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

--------------------------------------------------------------------------------

                          The funds' service providers

   Principal Underwriter           Independent Registered Public Accounting Firm
Mellon Funds Distributor, L.P.               PricewaterhouseCoopers LLP

Custodian and Fund Accountant                       Legal Counsel
      Mellon Bank, N.A.                Wilmer Cutler Pickering Hale and Dorr LLP

      Transfer Agent
  Dreyfus Transfer, Inc.

Group of Equity Funds                  24

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help shareholders understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended 2004 and earlier was audited by PricewaterhouseCoopers LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' annual reports (available upon request). Because the World ex-U.S. Value Fund is newly organized, no financial highlights are available.

Large Cap Core Fund

                                                                            Year Ended September 30,
                                                          ------------------------------------------------------------
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $  31.43      $  26.13    $  34.00      $  41.71    $  37.79
                                                          --------      --------    --------      --------    --------
From Operations:
  Net investment income (loss)* (1)                           0.23          0.36        0.32          0.39        0.29
  Net realized and unrealized
     gains (loss) on investments                              3.92(3)       5.30       (5.77)(2)     (2.77)       5.73
                                                          --------      --------    --------      --------    --------
Total from operations                                         4.15          5.66       (5.45)        (2.38)       6.02
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net investment income                                 (0.34)        (0.36)      (0.21)        (0.29)      (0.23)
  From net realized gains on investments                       --            --        (2.21)        (5.04)      (1.87)
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                          (0.34)        (0.36)      (2.42)        (5.33)      (2.10)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Year                              $  35.24      $  31.43    $  26.13      $  34.00    $  41.71
                                                          ========      ========    ========      ========    ========

Total Return+                                                13.23%        21.76%     (17.70)%       (7.18)%     16.52%
Ratios/Supplemental data:
  Expenses (to average daily net assets)(4)                   0.83%         0.71%       0.71%         0.71%       0.71%
  Net Investment Income (to average daily net assets)         0.67%         1.23%       0.96%         1.00%       0.76%
  Portfolio Turnover(5)                                         66%          104%         80%           62%         92%
  Net Assets, End of Year (000's omitted)                 $ 56,067      $ 64,150    $ 55,029      $ 75,489    $ 93,315

--------------------
o For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income  per share (1)                      $   0.23      $   0.29    $   0.27      $   0.38    $   0.28
Ratios (to average daily net assets):
   Expenses (4)                                               0.84%         0.93%       0.83%         0.73%       0.73%
   Net investment loss                                        0.66%         1.01%       0.84%         0.98%       0.74%

(1)  Calculated based on average shares outstanding.
(2)  Amount includes litigation proceeds received by the Fund of $0.02.
(3)  Amount includes litigation proceeds received by the Fund of $0.06.
(4) Includes the Fund's share of The Boston Company Large Cap Core Portfolio's allocated expenses.
(5) Information provided is for The Boston Company Large Cap Core Portfolio, which is the master fund in which the Fund invests all of its assets.
+    Total return would have been lower in the absence of expense waivers.

                                       25                  Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------

Small Cap Value Fund

                                                                                                          For the Period
                                                                                                         February 1, 2000
                                                                                                         (commencement of
                                                                       Year Ended September 30,            operations) to
                                                          ------------------------------------------------  September 30,
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $  18.49      $  14.30    $  13.86      $  14.01    $  11.05
                                                          --------      --------    --------      --------    --------
From Investment Operations:
  Net investment income* (1)                                 (0.05)        (0.01)       0.05          0.10        0.04
  Net realized and unrealized
     gains (loss) on investments                              5.27          4.24        0.75          0.31        2.94
                                                          --------      --------    --------      --------    --------
Total from investment operations                              5.22          4.23        0.80          0.41        2.98
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net investment income                                   --          (0.02)      (0.04)        (0.06)      (0.02)
  From net realized gains on investments                     (1.80)        (0.02)      (0.32)        (0.50)       --
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                          (1.80)        (0.04)      (0.36)        (0.56)      (0.02)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Period                            $  21.91      $  18.49    $  14.30      $  13.86    $  14.01
                                                          ========      ========    ========      ========    ========

Total Return+                                                29.92%        29.64%       5.43%         3.12%      26.98%
Ratios/Supplemental data:
  Expenses (to average daily net assets)                      1.18%         1.15%       1.00%         1.00%       1.00%**
  Net Investment Income (loss)
    (to average daily net assets)                            (0.24)%       (0.05)%      0.32%         0.68%       0.50%**
  Portfolio Turnover(2)                                        N/A            51%        164%          149%         71%
  Net Assets, End of Period (000's omitted)               $ 61,182      $ 45,305    $ 35,934      $ 28,532    $  3,764

--------------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                       N/A           $  (0.03)   $   0.01      $   0.05    $  (0.26)
Ratios (to average daily net assets):
   Expenses                                               N/A               1.28%       1.24%         1.37%       4.51%**
   Net investment income                                  N/A              (0.18)%      0.08%         0.31%      (3.01)%**


(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is 123% for the fiscal year ended September 30, 2004 and 102% for the period from January 28, 2003 to September 30, 2003.
+ Total return would have been lower in the absence of expense waivers, returns for periods of less than one year have not been annualized.
**   Annualized for periods less than 1 year.

Group of Equity Funds                  26

Financial Highlights
--------------------------------------------------------------------------------

Small Cap Growth Fund

                                                                            Year Ended September 30,
                                                          ------------------------------------------------------------
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $  32.41      $  24.78    $  29.28      $  60.87    $  38.28
                                                          --------      --------    --------      --------    --------
From Operations:
  Net investment income* (1)                                 (0.33)        (0.11)      (0.16)        (0.19)      (0.43)
  Net realized and unrealized
     gains (loss) on investments                              5.87(3)       7.74(3)    (4.34)(3)    (25.66)      26.82
                                                          --------      --------    --------      --------    --------
Total from operations                                         5.54          7.63       (4.50)       (25.85)      26.39
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net realized gains on investments                       --            --          --          (5.74)      (3.80)
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                            --            --          --          (5.74)      (3.80)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Year                              $  37.95      $  32.41    $  24.78      $  29.28    $  60.87
                                                          ========      ========    ========      ========    ========

Total Return+                                                17.09%        30.79%     (15.37)%      (45.36)%     71.60%
Ratios/Supplemental data:
  Expenses (to average daily net assets)(2)                   1.18%         1.00%       1.00          1.00%       0.98%
  Net Investment Income (to average daily net assets)        (0.87)%       (0.42)%     (0.52)%       (0.48)%     (0.70)%
  Portfolio Turnover(4)                                        153%          261%        239%          191%        305%
  Net Assets, End of Year (000's omitted)                 $ 18,274      $ 21,168    $ 18,780      $ 31,365    $ 82,840

--------------------
* For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                       $  (0.40)     $  (0.30)   $  (0.25)     $  (0.28)   N/A
Ratios (to average daily net assets):
   Expenses (2)                                               1.37%         1.66%       1.29%         1.20%   N/A
   Net investment income                                     (1.06)%       (1.08)%     (0.81)%       (0.68)%  N/A

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of The Boston Company Small Cap Growth Portfolio's allocated expenses.
(3) Amount includes securities litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003 and $0.01 for the year ended September 30, 2002.
(4) Information provided is for The Boston Company Small Cap Growth Portfolio, which is the master fund in which the Fund invests all of its assets.
+    Total return would have been lower in the absence of expense waivers.

                                       27                  Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------

Small/Mid Cap Growth Fund
(formerly Small Capitalization Equity Fund)

                                                                            Year Ended September 30,
                                                          ------------------------------------------------------------
                                                            2004          2003        2002          2001(5)     2000(5)
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $   9.48      $   7.10    $   8.15      $ 230.48    $ 163.38
                                                          --------      --------    --------      --------    --------

From Operations:
  Net investment income (loss)*(1)                           (0.08)        (0.01)      (0.02)        (0.07)      (1.29)
  Net realized and unrealized
     gains (loss) on investments                              1.86(6)       2.39(6)    (1.03)(6)    (54.83)(6)  101.69
                                                          --------      --------    --------      --------    --------
Total from operations                                         1.78          2.38       (1.05)       (54.90)     100.40
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net investment income                                   --          (0.00)(2)     --            --          --
  From net realized gains on investments                       --            --          --        (167.43)     (33.30)
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                            --           0.00         --        (167.43)     (33.30)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Period                            $  11.26      $   9.48    $   7.10      $   8.15    $ 230.48
                                                          ========      ========    ========      ========    ========

Total Return+                                                18.78%        33.54%     (12.88)%      (46.58)%     67.64%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                     0.98%         0.74%       0.74%         0.74%       0.74%(3)
  Net Investment Income (to average daily net assets)*       (0.69)%       (0.17)%     (0.24)%       (0.33)%     (0.57)%
  Portfolio Turnover                                           157%(4)       252%(4)     248%(4)       136%(4)     153%(4)
  Net Assets, End of Year (000's omitted)                 $ 19,222      $ 21,852    $ 18,861      $ 17,073    $151,063

--------------------
* For the years indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses.
     If this voluntary action had not been taken the investment loss per share and the ratios would have been:

Net investment income (loss) per share (1)                $  (0.12)     $  (0.07)   $  (0.08)     $  (0.14)   $  (0.45)
Ratios (to average daily net assets):
   Expenses                                                   1.33%         1.40%       1.46%         1.08%       0.77%(3)
   Net investment loss                                       (1.04)%       (0.83)%     (0.96)%       (0.67)%      (0.6)%

(1)  Calculated using the average shares outstanding.
(2)  Calculates to less than $0.01 per share.
(3) Includes the Fund's share of The Boston Company Small Capitalization Equity Portfolio's allocated expenses for the periods from May 3,1996 to January 27,2000.
(4) Represents portfolio turnover of The Boston Company Small Capitalization Equity Fund while the Fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14,2000.
(6) Amounts include litigation proceeds received by the Fund of $.03 for the year ended September 30,2004 and $0.01 for the year ended September 30,2003 relating to securities litigation,$0.15 for the year ended September 30,2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30,2001 relating to NASDAQ recovery.
+    Total return would have been lower in the absence of expense waivers.

Group of Equity Funds                  28

Financial Highlights
--------------------------------------------------------------------------------

Small Cap Tax-Sensitive Equity Fund

                                                                            Year Ended September 30,
                                                          ------------------------------------------------------------
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $  29.58      $  22.53    $  26.23      $  63.32    $  40.70
                                                          --------      --------    --------      --------    --------
From Operations:
  Net investment income (loss)*(1)                           (0.24)        (0.11)      (0.13)        (0.20)      (0.39)
  Net realized and unrealized
     gains (loss) on investments                              5.37(2)       7.16(2)    (3.57)(2)    (28.28)      33.65
                                                          --------      --------    --------      --------    --------
Total from operations                                         5.13          7.05       (3.70)       (28.48)      33.26
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net realized gains on investments                       --            --          --          (8.61)     (10.64)
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                            --            --          --          (8.61)     (10.64)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Year                              $  34.71      $  29.58    $  22.53      $  26.23    $  63.32
                                                          ========      ========    ========      ========    ========
Total Return                                                 17.34%        31.29%+    (14.11)%+     (49.81)%+    86.20%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                     1.03%         1.00%       1.00%         1.00%       0.87%
  Net Investment (Loss) (to average daily net assets)*       (0.71)%       (0.43)%     (0.47)%       (0.54)%     (0.60)%
  Portfolio Turnover                                           150%          252%        241%          174%        182%
  Net Assets, End of Year (000's omitted)                 $120,372      $106,718    $ 82,469      $ 81,711    $215,201

--------------------
* For the years indicated,the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken,the investment loss per share and ratios would have been:

Net investment loss per share (1)                         N/A           $  (0.13)   $  (0.15)     $  (0.21)   N/A
Ratios (to average daily net assets):
   Expenses                                               N/A               1.07%       1.08%         1.04%   N/A
   Net investment income                                  N/A              (0.50)%     (0.55)%       (0.58)%  N/A

+    Total return would have been lower in the absence of expense waivers.
(1)  Calculated based on average shares outstanding.
(2) Amount includes securities litigation proceeds received by the Fund of $0.03 for the year ended September 30,2004,less than $0.01 for the year ended September 30,2003 and $0.02 for the year ended September 30, 2002.

                                       29                  Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------

International Core Equity Fund

                                                                            Year Ended September 30,
                                                          ------------------------------------------------------------
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Period                      $  21.62      $  17.10    $  18.53      $  23.45    $  23.77
                                                          --------      --------    --------      --------    --------
From Investment Operations:
  Net investment income* (1)                                  0.31          0.23        0.25          0.24        0.24
  Net realized and unrealized gains (loss) on investments     5.49          4.55       (1.48)        (3.63)       1.42
                                                          --------      --------    --------      --------    --------
Total from investment operations                              5.80          4.78       (1.23)        (3.39)       1.66
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
  From net investment income                                 (0.39)        (0.26)      (0.20)        (0.20)      (0.43)
  From net realized gains on investments                       --            --          --          (1.33)      (1.55)
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                          (0.39)        (0.26)      (0.20)        (1.53)      (1.98)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Year                              $  27.03      $  21.62    $  17.10      $  18.53    $  23.45
                                                          ========      ========    ========      ========    ========
Total Return                                                 27.04%        28.23%+     (6.77)%+     (15.40)%+     7.07%+
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                     1.12%         1.16%       1.00%         1.00%       1.00%
  Net Investment Income (to average daily net assets)*        1.22%         1.21%       1.29%         1.13%       0.98%
  Portfolio Turnover (2)                                      N/A             17%         87%           74%        112%
  Net Assets, End of Period (000's omitted)               $124,675      $ 77,727    $ 51,087      $ 48,227    $ 39,230

--------------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                       N/A           $   0.19    $   0.18      $   0.16    $   0.15
Ratios (to average daily net assets):
   Expenses                                               N/A               1.34%       1.33%         1.37%       1.36%
   Net investment income                                  N/A               1.03%       0.96%         0.76%       0.62%

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is 80% for the fiscal year ended September 30, 2004 and 63% for the period from January 28, 2003 to September 30, 2003.
+    Total return would have been lower in the absence of expense waivers.

Group of Equity Funds                  30

Financial Highlights
--------------------------------------------------------------------------------

International Small Cap Fund

                                                                                                          For the Period
                                                                                                         February 1, 2000
                                                                                                         (commencement of
                                                                       Year Ended September 30,            operations) to
                                                          ------------------------------------------------  September 30,
                                                            2004          2003        2002          2001        2000
                                                          --------      --------    --------      --------    --------
Net Asset Value, Beginning of Year                        $  12.05      $   8.91    $   8.55      $  10.65    $  10.00
                                                          --------      --------    --------      --------    --------

From Investment Operations:
   Net investment income *(1)                                 0.14          0.10        0.09          0.11        0.09
   Net realized and unrealized gains (loss) on investments    3.86          3.13        0.38         (1.89)       0.63
                                                          --------      --------    --------      --------    --------
Total from investment operations                              4.00          3.23        0.47         (1.78)       0.72
                                                          --------      --------    --------      --------    --------
Less Distributions to Shareholders:
   From net investment income                                (0.12)        (0.09)      (0.11)        (0.08)      (0.07)
   From net realized gains on investments                      --            --          --          (0.24)        --
                                                          --------      --------    --------      --------    --------
Total distributions to shareholders                          (0.12)        (0.09)      (0.11)        (0.32)      (0.07)
                                                          --------      --------    --------      --------    --------
Net Asset Value, End of Period                            $  15.93      $  12.05    $   8.91      $   8.55    $  10.65
                                                          ========      ========    ========      ========    ========

Total Return                                                 33.35%        36.47%++     5.39%++     (17.13)%++    7.19%++
Ratios/Supplemental data:
   Expenses (to average daily net assets)*                    1.27%         1.39%       1.25%         1.25%       1.25%+
   Net Investment Income (to average daily net assets)*       0.99%         1.01%       0.96%         1.10%       1.21%+
   Portfolio Turnover (2)                                     N/A             15%         69%           89%         70%
   Net Assets, End of Period (000's omitted)              $212,032      $ 89,570    $ 33,770      $ 22,386    $ 17,092

--------------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund and Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share (1)                       N/A           $   0.08    $   0.04      $   0.04    $   0.01
Ratios (to average daily net assets):
   Expenses                                               N/A               1.65%       1.82%         1.98%       2.29%+
   Net investment income                                  N/A               0.75%       0.39%         0.37%       0.17%+

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is 72% for the fiscal year ended September 30, 2004 and 46% for the period from January 28, 2003 to September 30, 2003.
+    Computed on an annualized basis.
++ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.

                                       31                  Group of Equity Funds

For More Information
--------------------------------------------------------------------------------

For investors who want more information about The Boston Company equity funds, the following documents are available free upon request.

             The Boston Company Asset Management,
  LLC is an investment advisory firm that manages
   assets for public, corporate and Taft-Hartley,
         defined benefit plans and endowments and foundations clients, as well as mutual funds.
TBCAM offers a broad array of investment services
         that includes management of domestic and international equity portfolios.

Annual/Semiannual Reports

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders, as well as the funds' quarterly reports filed with the Securities and Exchange Commission. Each fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Mellon Institutional Funds
P.O. Box 8585
Boston, MA 02266-8585

Telephone: 1.800.221.4795

Email:
mifunds@mellon.com

Internet:
http://www.melloninstitutionalfunds.com

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

o    Free from the Commission's Internet website at http://www.sec.gov

                                  [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                                ONE BOSTON PLACE

                              BOSTON, MA 02108-4408

                                  800.221.4795

                        WWW.MELLONINSTITUTIONALFUNDS.COM

                                                          Investment Company Act
                                                          file number (811-4813)


Group of Equity Funds                  32